EMPLOYEE POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Payments for Defined Benefit Plans
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2017	2016	2015
(millions of Canadian $)

DB Plans	163	111	96
Other post-retirement benefit plans	7	8	6
Savings and DC Plans	42	52	41
	212	171	143

Schedule of Change in Benefit Obligations, Change in Plan Assets, and Funded Status
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2017	2016

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,456	2,780	372	225
Service cost	113	107	4	3
Interest cost	135	127	14	13
Employee contributions	5	4	3	2
Benefits paid	(166)	(204)	(19)	(16)
Actuarial loss/(gain)	253	111	19	(8)
Acquisition of Columbia	—	527	—	151
Curtailment	(14)	—	(2)	—
Settlement	(66)	2	—	—
Foreign exchange rate changes	(70)	2	(16)	2
Benefit obligation – end of year	3,646	3,456	375	372
Change in Plan Assets
Plan assets at fair value – beginning of year	3,208	2,591	354	45
Actual return on plan assets	358	227	45	14
Employer contributions[2]	163	111	7	8
Employee contributions	5	4	3	2
Benefits paid	(166)	(204)	(19)	(16)
Acquisition of Columbia	—	475	—	294
Settlement	(57)	—	—	—
Foreign exchange rate changes	(60)	4	(25)	7
Plan assets at fair value – end of year	3,451	3,208	365	354
Funded Status – Plan Deficit	(195)	(248)	(10)	(18)

1
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.

2	Excludes $260 million in letters of credit provided to the Canadian DB Plan for funding purposes (2016 – $233 million).

Schedule of Amounts Recognized in the Balance Sheet for its DB Plans and Other Post-Retirement Benefits Plans
The amounts recognized in the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2017	2016

Intangible and other assets (Note 12)	—	—	193	189
Accounts payable and other	(1)	—	(8)	(7)
Other long-term liabilities (Note 15)	(194)	(248)	(195)	(200)
	(195)	(248)	(10)	(18)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2017	2016

Projected benefit obligation[1]	(3,646)	(3,456)	(203)	(207)
Plan assets at fair value	3,451	3,208	—	—
Funded Status – Plan Deficit	(195)	(248)	(203)	(207)

1	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for All DB Plans
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2017	2016
(millions of Canadian $)

Accumulated benefit obligation	(3,372)	(3,202)
Plan assets at fair value	3,451	3,208
Funded Status – Plan Surplus	79	6

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets for Plans Not Fully Funded
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2017	2016
(millions of Canadian $)

Accumulated benefit obligation	(944)	(990)
Plan assets at fair value	925	868
Funded Status – Plan Deficit	(19)	(122)

Schedule of Weighted Average Asset Allocations and Target Allocations by Asset Category
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2017	2016	2017

Debt securities	30%	31%	25% to 40%
Equity securities	64%	63%	45% to 75%
Alternatives	6%	6%	5% to 15%
	100%	100%

Schedule of Allocation of Plan Assets, Employer and Related Party Securities
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2017	2016	2017	2016

Debt securities	7	9	0.2%	0.2%
Equity securities	3	4	0.1%	0.1%

Schedule of Plan Assets for DB Plans and Other Post-Retirement Benefits Measured at Fair Value
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For further information on the fair value hierarchy, refer to Note 24, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

Asset Category
Cash and Cash Equivalents	44	22	17	12	—	—	61	34	2	1
Equity Securities:
Canadian	410	388	151	143	—	—	561	531	15	15
U.S.	543	504	354	476	—	—	897	980	24	27
International	45	39	322	327	—	—	367	366	10	10
Global	—	—	301	235	—	—	301	235	8	7
Emerging	8	7	147	137	—	—	155	144	4	4
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	193	192	—	—	193	192	5	5
Provincial	—	—	194	179	—	—	194	179	5	5
Municipal	—	—	8	8	—	—	8	8	—	—
Corporate	—	—	122	126	—	—	122	126	3	4
U.S. Bonds:
Federal	—	—	244	82	—	—	244	82	6	2
State	—	—	41	41	—	—	41	41	1	1
Municipal	—	—	4	39	—	—	4	39	—	1
Corporate	—	—	234	188	—	—	234	188	6	5
International:
Government	—	—	4	6	—	—	4	6	—	—
Corporate	—	—	5	21	—	—	5	21	—	1
Mortgage backed	—	—	73	62	—	—	73	62	2	2
Other Investments:
Real estate	—	—	—	—	140	133	140	133	4	4
Infrastructure	—	—	—	—	70	58	70	58	2	2
Private equity funds	—	—	—	—	6	8	6	8	—	—
Funds held on deposit	136	129	—	—	—	—	136	129	3	4
	1,186	1,089	2,414	2,274	216	199	3,816	3,562	100	100

Schedule of the Net Change in the Level III Fair Value Category
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2015	14
Purchases and sales	183
Realized and unrealized gains	2
Balance at December 31, 2016	199
Purchases and sales	11
Realized and unrealized gains	6
Balance at December 31, 2017	216

Schedule of Estimated Future Benefit Payments
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2018	181	19
2019	187	20
2020	190	20
2021	196	20
2022	200	20
2023 to 2027	1,054	98

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2017	2016	2017	2016

Discount rate	3.60%	4.00%	3.70%	4.15%
Rate of compensation increase	3.00%	1.20%	—	—

Schedule of Significant Weighted Average Actuarial Assumptions Adopted in Measuring Net Benefit Plan Costs
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2017	2016	2015	2017	2016	2015

Discount rate	3.95%	4.20%	4.15%	4.15%	4.30%	4.20%
Expected long-term rate of return on plan assets	6.50%	6.70%	6.95%	6.05%	5.95%	4.60%
Rate of compensation increase	1.20%	0.80%	3.15%	—	—	—

Schedule of Effects of a 1% Change in Assumed Health Care Cost Trend Rates
A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	15	(13)

Schedule of Net Benefit Costs
The Company's net benefit cost recognized is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2017	2016	2015	2017	2016	2015

Service cost	108	107	108	4	3	3
Interest cost	122	127	115	14	13	10
Expected return on plan assets	(178)	(175)	(155)	(21)	(11)	(2)
Amortization of actuarial loss	14	20	35	1	2	3
Amortization of past service cost	—	—	2	—	—	1
Amortization of regulatory asset	37	27	23	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	—	2	2
Settlement charge – regulatory asset	2	—	—	—	—	—
Settlement charge – AOCI	2	—	—	—	—	—
Net Benefit Cost Recognized	107	106	128	(1)	10	18

Schedule of the Pre-Tax Amounts Recognized in AOCI
Pre-tax amounts recognized in AOCI were as follows:

	2017		2016		2015
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)
Net loss	273	11	270	21	247	28

Schedule of the Pre-Tax Amounts Recognized in OCI
Pre-tax amounts recognized in OCI were as follows:

	2017		2016		2015
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to OCI	(18)	(1)	(20)	(2)	(34)	(4)
Amortization of prior service costs from AOCI to OCI	—	—	—	—	(2)	(1)
Curtailment	(14)	(2)	—	—	—	—
Settlement	(11)	—	—	—	—	—
Funded status adjustment	46	(7)	43	(5)	(67)	(7)
	3	(10)	23	(7)	(103)	(12)